Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	104 Months Ended	105 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000146453
Average Annual Return [Line Items]
Average Annual Return, Percent	20.46%		12.05%			6.20%
C000146455
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%		15.51%			11.82%
C000075764
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%		(1.00%)			1.39%
C000183413
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%	4.90%
C000075765
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%		7.09%			6.27%
C000173961
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%		0.84%	2.28%
C000116967
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%		0.58%			2.39%
C000027523
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%		2.25%			1.39%
C000173957
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%		10.94%		8.10%
C000075766
Average Annual Return [Line Items]
Average Annual Return, Percent	17.47%		10.68%			5.99%
C000173958
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%		13.40%		10.06%
C000075767
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%		13.11%			8.76%
C000027542
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%		8.04%			6.87%
C000183414
Average Annual Return [Line Items]
Average Annual Return, Percent	16.32%	9.63%
C000075769
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%		14.22%			8.21%
C000173959
Average Annual Return [Line Items]
Average Annual Return, Percent	16.77%		18.06%		18.64%
C000087885
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%		17.76%			16.36%
C000173960
Average Annual Return [Line Items]
Average Annual Return, Percent	13.28%		13.61%		9.65%
C000087886
Average Annual Return [Line Items]
Average Annual Return, Percent	12.90%		13.34%			8.53%
C000048319
Average Annual Return [Line Items]
Average Annual Return, Percent	14.91%		16.37%			13.37%
C000048320
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%		16.07%			13.08%
C000173956
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%		11.30%		8.37%
C000048313
Average Annual Return [Line Items]
Average Annual Return, Percent	4.07%		11.00%			7.41%
C000027546
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%		11.52%			10.45%
MSCI World ex-USA Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.70%		11.51%			6.65%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%		15.96%			12.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		(0.73%)			1.76%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	12.05%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%		16.64%			13.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		(0.73%)	1.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		(0.73%)			1.76%
3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%		2.83%			1.97%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%		11.16%		8.33%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%		11.16%			6.51%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%		15.96%		14.40%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%		15.96%			12.96%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%		16.64%			13.65%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	9.64%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%		14.55%			10.66%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%		16.30%		14.79%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%		16.30%			13.35%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%		16.30%		14.79%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%		16.30%			13.35%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%		16.64%			13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%		16.64%			13.65%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%		15.96%		14.40%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%		15.96%			12.96%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%		16.64%			13.65%
MSCI World ex-USA Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%		12.10%			7.21%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.82%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		(0.73%)			1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		(0.73%)			1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		(0.73%)			1.76%